Investments in affiliates and joint ventures - Narrative (Details)	12 Months Ended
	Dec. 31, 2019	Nov. 01, 2018
Nuna East Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	37.25%	37.25%
Nuna West Mining Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	49.00%	49.00%
Nuna Pang Contracting Ltd.
Variable Interest Entity [Line Items]
Ownership percentage	37.25%	37.25%
Nuna Logistics Partnership
Variable Interest Entity [Line Items]
Ownership percentage	49.00%	49.00%
Dene North Site Services Partnership | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%
Mikisew North American Limited Partnership [Member] | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
NL Partnership Interest in VIEs	49.00%